Submission	Oct. 23, 2024
Submission [Line Items]
Central Index Key	0000882835
Registrant Name	Roper Technologies, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES